Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%	6.00%
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	56	6	13
Proceeds from transfer of assets	6,156	974	523
Servicing fees	0	1	1
Cash received on interests that continue to be held	57	205	150
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	30,050	35,487
Total assets of SPE	45,407	52,536
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	761	57
Weighted-average life, in years	8 years 4 months 26 days	7 years 2 months 13 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	274	342
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	4 years 0 months 0 days	4 years 1 month 5 days
Impact on fair value from 10% adverse change in cash flow discount rate	(14.8)	(30.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(19.9)	(36.2)
Impact on fair value from 10% adverse change in expected credit losses	(14.4)	(29.8)
Impact on fair value from 20% adverse change in expected credit losses	(19.2)	(34.8)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	0.80%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.10%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	50.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.50%	49.00%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	467	664
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(467)	(664)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	90	133
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	654	42
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	107	15
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	3	65	214
Proceeds from transfer of assets	15,143	30,695	52,308
Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0
Servicing fees	3	3	6
Cash received on interests that continue to be held	554	382	488
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	58,112	91,242
Total assets of SPE	60,469	95,297
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,219	5,095
Weighted-average life, in years	5 years 0 months 0 days	5 years 4 months 26 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,929	2,960
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5 years 2 months 14 days	5 years 3 months 19 days
Impact on fair value from 10% adverse change in prepayment speed	(38.5)	(44.2)
Impact on fair value from 20% adverse change in prepayment speed	(74.3)	(86.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(62.8)	(94.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(93.5)	(151.9)
Impact on fair value from 10% adverse change in expected credit losses	(55.9)	(83.6)
Impact on fair value from 20% adverse change in expected credit losses	(80.3)	(131.5)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	0.10%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.10%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.10%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.20%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.90%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	34.90%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	25.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	25.10%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	27.60%	30.00%
Cash flow discount rate per annum, in % (as a percent)	42.80%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	42.80%	48.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	12
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(12)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	342	688
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,090	4,695
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	129	399
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	83	24	85
Proceeds from transfer of assets	591	1,268	4,376
Purchases of previously transferred financial assets or their underlying collateral	(621)	(256)	(2,519)
Servicing fees	0	1	0
Cash received on interests that continue to be held	1,350	701	1,539
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	32,805	35,233
Total assets of SPE	32,805	35,307
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	692	1,754
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3 years 7 months 6 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	(1.0)	(8.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.8)	(15.9)
Impact on fair value from 10% adverse change in expected credit losses	(0.8)	(6.8)
Impact on fair value from 20% adverse change in expected credit losses	(1.6)	(13.2)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.30%	5.40%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	51.70%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	51.40%	31.80%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,171	1,851
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	913	1,474
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,084)	(3,326)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	686	1,513
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%	6.00%
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	56	6	13
Proceeds from transfer of assets	6,156	974	523
Servicing fees	0	1	1
Cash received on interests that continue to be held	57	205	150
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	30,050	35,487
Total assets of SPE	45,407	52,536
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	761	57
Weighted-average life, in years	8 years 4 months 26 days	7 years 2 months 13 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	274	342
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	4 years 0 months 0 days	4 years 1 month 5 days
Impact on fair value from 10% adverse change in cash flow discount rate	(14.8)	(30.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(19.9)	(36.2)
Impact on fair value from 10% adverse change in expected credit losses	(14.4)	(29.8)
Impact on fair value from 20% adverse change in expected credit losses	(19.2)	(34.8)
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	0.80%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.10%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.90%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	50.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.50%	49.00%
Bank | CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	467	664
Bank | CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(467)	(664)
Bank | CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	90	133
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	654	42
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	107	15
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	3	65	214
Proceeds from transfer of assets	15,143	30,695	52,308
Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0
Servicing fees	3	3	6
Cash received on interests that continue to be held	554	382	488
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	58,112	91,242
Total assets of SPE	60,469	95,297
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,219	5,095
Weighted-average life, in years	5 years 0 months 0 days	5 years 4 months 26 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,929	2,960
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5 years 2 months 14 days	5 years 3 months 19 days
Impact on fair value from 10% adverse change in prepayment speed	(38.5)	(44.2)
Impact on fair value from 20% adverse change in prepayment speed	(74.3)	(86.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(62.8)	(94.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(93.5)	(151.9)
Impact on fair value from 10% adverse change in expected credit losses	(55.9)	(83.6)
Impact on fair value from 20% adverse change in expected credit losses	(80.3)	(131.5)
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	0.10%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.10%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.10%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.20%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.90%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	34.90%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	25.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	25.10%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	27.60%	30.00%
Cash flow discount rate per annum, in % (as a percent)	42.80%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	42.80%	48.90%
Bank | RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	12
Bank | RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(12)
Bank | RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	342	688
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,090	4,695
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	129	399
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	83	24	85
Proceeds from transfer of assets	591	1,268	4,376
Purchases of previously transferred financial assets or their underlying collateral	(621)	(256)	(2,519)
Servicing fees	0	1	0
Cash received on interests that continue to be held	1,350	701	1,539
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	32,805	35,233
Total assets of SPE	32,805	35,307
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	692	1,754
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3 years 7 months 6 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	(1.0)	(8.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.8)	(15.9)
Impact on fair value from 10% adverse change in expected credit losses	(0.8)	(6.8)
Impact on fair value from 20% adverse change in expected credit losses	(1.6)	(13.2)
Bank | Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.30%	5.40%
Bank | Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	51.70%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	51.40%	31.80%
Bank | Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,171	1,851
Bank | Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	913	1,475
Bank | Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,084)	(3,326)
Bank | Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	686	1,513